Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 4,613	$ (7,234)	$ (11,645)
Other comprehensive income (loss):
Foreign currency translation adjustments	4,123	(2,202)	196
Net increase from foreign exchange contracts designated as hedges	6,324	630	2,228
Other comprehensive income (loss)	10,447	(1,572)	2,424
Comprehensive income (loss)	15,060	(8,806)	(9,221)
Comprehensive income attributable to noncontrolling interest	6,520	4,630	3,665
Comprehensive income (loss) attributable to Cognyte Software Ltd.	$ 8,540	$ (13,436)	$ (12,886)